Revenue and Segment Information - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Entitys Revenue And Reportable Segments [Line Items]
Revenue	$ 0	$ 0	$ 0
Foreign countries [member]
Disclosure Of Entitys Revenue And Reportable Segments [Line Items]
Revenue	$ 0	$ 0	$ 0